CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (CAD) In Millions, except Per Share data, unless otherwise specified	Total	Total Enbridge Inc. shareholders' equity	Preference shares (Note 20)	Common shares (Note 20)	Additional paid-in capital	Retained earnings	Accumulated other comprehensive loss (Note 22)	Reciprocal shareholding (Note 12)	Noncontrolling interests (Note 19)	Comprehensive income/(loss)
Balance at Dec. 31, 2010			125	3,683	131	3,729	(984)	(154)	2,424
Increase (Decrease) in Stockholders' Equity
Shares issued			931
Dividend reinvestment and share purchase plan				229
Stock-based compensation					18
Options exercised				57	(7)
Dilution gains and other					100
Earnings attributable to Enbridge Inc.	814					814
Preference share dividends						(13)
Common share dividends declared						(759)
Dividends paid to reciprocal shareholder						25
Redemption value adjustment attributable to redeemable noncontrolling interests (Note 19)	153					(153)
Other comprehensive income/(loss) attributable to Enbridge Inc. common shareholders							(512)
Acquisition of equity investment								(33)
Earnings/(loss) attributable to noncontrolling interests									416	416
Change in unrealized gains/(loss) on cash flow hedges									(84)	(84)
Change in foreign currency translation adjustment									66	66
Reclassification to earnings of realized cash flow hedges									(63)	(63)
Reclassification to earnings of unrealized cash flow hedges									4	4
Other comprehensive income/(loss) attributable to noncontrolling interests, net of tax									(77)	(77)
Comprehensive income attributable to noncontrolling interests									339	339
Distributions									(355)
Contributions									735
Dilution gains									22
Acquisitions (Note 7)									(27)
Other									3
Dividends paid per common share (in canadian dollars per share)	0.98
Balance at Dec. 31, 2011	10,368	7,227	1,056	3,969	242	3,643	(1,496)	(187)	3,141
Increase (Decrease) in Stockholders' Equity
Shares issued			2,651	388
Dividend reinvestment and share purchase plan				297
Stock-based compensation					26
Options exercised				78	(17)
Issuance of treasury stock					236			61
Dilution gains and other					35
Earnings attributable to Enbridge Inc.	707					707
Preference share dividends						(105)
Common share dividends declared						(895)
Dividends paid to reciprocal shareholder						20
Redemption value adjustment attributable to redeemable noncontrolling interests (Note 19)	197					(197)
Other comprehensive income/(loss) attributable to Enbridge Inc. common shareholders							(266)
Earnings/(loss) attributable to noncontrolling interests									241	241
Change in unrealized gains/(loss) on cash flow hedges									(39)	(39)
Change in foreign currency translation adjustment									(60)	(60)
Reclassification to earnings of realized cash flow hedges									23	23
Reclassification to earnings of unrealized cash flow hedges									13	13
Other comprehensive income/(loss) attributable to noncontrolling interests, net of tax									(63)	(63)
Comprehensive income attributable to noncontrolling interests									178	178
Distributions									(421)
Contributions									382
Dilution gains									6
Acquisitions (Note 7)									(25)
Other									(3)
Dividends paid per common share (in canadian dollars per share)	1.13
Balance at Dec. 31, 2012	13,504	10,246	3,707	4,732	522	3,173	(1,762)	(126)	3,258
Increase (Decrease) in Stockholders' Equity
Shares issued			1,434	582
Dividend reinvestment and share purchase plan				361
Stock-based compensation					28
Options exercised				69	(17)
Issuance of treasury stock					208			40
Dilution gains and other					5
Earnings attributable to Enbridge Inc.	629					629
Preference share dividends						(183)
Common share dividends declared						(1,035)
Dividends paid to reciprocal shareholder						19
Redemption value adjustment attributable to redeemable noncontrolling interests (Note 19)	53					(53)
Other comprehensive income/(loss) attributable to Enbridge Inc. common shareholders							1,163
Earnings/(loss) attributable to noncontrolling interests									(111)	(111)
Change in unrealized gains/(loss) on cash flow hedges									166	166
Change in foreign currency translation adjustment									223	223
Reclassification to earnings of realized cash flow hedges									4	4
Reclassification to earnings of unrealized cash flow hedges									14	14
Other comprehensive income/(loss) attributable to noncontrolling interests, net of tax									407	407
Comprehensive income attributable to noncontrolling interests									296	296
Distributions									(468)
Contributions									922
Other									6
Dividends paid per common share (in canadian dollars per share)	1.26
Balance at Dec. 31, 2013	17,510	13,496	5,141	5,744	746	2,550	(599)	(86)	4,014